Subordinated Debt Convertible and NonConvertible (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Total subordinated debt, convertible and non-convertible	$ 0	$ 18,954
Short-term portion of subordinated debt, convertible and non-convertible	0	(1,000)
Long-term portion of subordinated debt, convertible and non-convertible	0	17,954
10% Convertible Subordinated Note [Member]
Total subordinated debt, convertible and non-convertible	0	4,185
Subordinated Promissory Note [Member]
Total subordinated debt, convertible and non-convertible	0	1,000
9.5% Convertible Subordinated Note [Member]
Total subordinated debt, convertible and non-convertible	0	12,500
8% Convertible Subordinated Note [Member]
Total subordinated debt, convertible and non-convertible	$ 0	$ 1,269